Annual Total Returns[BarChart] - ProShares Ultra Telecommunications - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.57%)	36.42%	54.84%	(2.25%)	(3.03%)	41.37%	(26.17%)	(21.86%)	28.23%	(3.07%)